PREFERRED SHARES (Details) $ / shares in Units, $ in Millions						1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2020	Jun. 30, 2020 shares	Dec. 31, 2019 CAD ($) shares	Oct. 30, 2019	Apr. 30, 2019	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2018 CAD ($)
Preferred Shares [Line Items]
Carrying Value December 31 | $			$ 3,980			$ 3,980	$ 3,980	$ 3,980	$ 3,980
Series 1
Preferred Shares [Line Items]
Number of Shares Outstanding (in shares) | shares						14,577,000	14,577,000	14,577,000
Current Yield								3.479%
Annual Dividend Rate per Share (in Canadian dollars per share)								$ 0.86975
Redemption Price Per Share (in Canadian dollars per share)						$ 25.00	$ 25.00	$ 25.00
Carrying Value December 31 | $			$ 360			$ 360	$ 360	$ 360	233
Number of preferred shares converted (in shares) | shares			173,954
Shares issued upon conversion per share of preferred stock (in shares) | shares			1
Series 1 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum						1.92%	1.92%	1.92%
Series 2
Preferred Shares [Line Items]
Number of Shares Outstanding (in shares) | shares						7,423,000	7,423,000	7,423,000
Current Yield								2.029%
Redemption Price Per Share (in Canadian dollars per share)						$ 25.00	$ 25.00	$ 25.00
Carrying Value December 31 | $			$ 179			$ 179	$ 179	$ 179	306
Number of preferred shares converted (in shares) | shares			5,252,715
Shares issued upon conversion per share of preferred stock (in shares) | shares			1
Series 2 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum						1.92%	1.92%	1.92%
Series 3
Preferred Shares [Line Items]
Number of Shares Outstanding (in shares) | shares						9,997,000	9,997,000	9,997,000
Current Yield		2.152%					1.694%	1.694%
Annual Dividend Rate per Share (in Canadian dollars per share)								$ 0.4235
Redemption Price Per Share (in Canadian dollars per share)						$ 25.00	$ 25.00	$ 25.00
Carrying Value December 31 | $			$ 209			$ 246	$ 246	$ 246	209
Shares converted (in shares) | shares		401,590
Conversion ratio		1
Series 3 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum						1.28%	1.28%	1.28%
Series 4
Preferred Shares [Line Items]
Number of Shares Outstanding (in shares) | shares						4,003,000	4,003,000	4,003,000
Current Yield								1.389%
Redemption Price Per Share (in Canadian dollars per share)						$ 25.00	$ 25.00	$ 25.00
Carrying Value December 31 | $			134			$ 97	$ 97	$ 97	134
Shares converted (in shares) | shares		1,865,362
Conversion ratio		1
Series 4 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum						1.28%	1.28%	1.28%
Series 5
Preferred Shares [Line Items]
Number of Shares Outstanding (in shares) | shares						12,714,000	12,714,000	12,714,000
Current Yield								2.263%
Annual Dividend Rate per Share (in Canadian dollars per share)								$ 0.56575
Redemption Price Per Share (in Canadian dollars per share)						$ 25.00	$ 25.00	$ 25.00
Carrying Value December 31 | $			310			$ 310	$ 310	$ 310	310
Series 5 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum						1.54%	1.54%	1.54%
Series 6
Preferred Shares [Line Items]
Number of Shares Outstanding (in shares) | shares						1,286,000	1,286,000	1,286,000
Current Yield								1.676%
Redemption Price Per Share (in Canadian dollars per share)						$ 25.00	$ 25.00	$ 25.00
Carrying Value December 31 | $			32			$ 32	$ 32	$ 32	32
Series 6 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum						1.54%	1.54%	1.54%
Series 7
Preferred Shares [Line Items]
Number of Shares Outstanding (in shares) | shares						24,000,000	24,000,000	24,000,000
Current Yield					4.00%			3.903%
Annual Dividend Rate per Share (in Canadian dollars per share)								$ 0.97575
Redemption Price Per Share (in Canadian dollars per share)						$ 25.00	$ 25.00	$ 25.00
Carrying Value December 31 | $			589			$ 589	$ 589	$ 589	589
Series 7 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum						2.38%	2.38%	2.38%
Series 9
Preferred Shares [Line Items]
Number of Shares Outstanding (in shares) | shares						18,000,000	18,000,000	18,000,000
Current Yield				4.25%				3.762%
Annual Dividend Rate per Share (in Canadian dollars per share)								$ 0.9405
Redemption Price Per Share (in Canadian dollars per share)						$ 25.00	$ 25.00	$ 25.00
Carrying Value December 31 | $			442			$ 442	$ 442	$ 442	442
Series 9 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum						2.35%	2.35%	2.35%
Series 11
Preferred Shares [Line Items]
Number of Shares Outstanding (in shares) | shares						10,000,000	10,000,000	10,000,000
Current Yield	3.80%					3.351%		3.351%
Annual Dividend Rate per Share (in Canadian dollars per share)								$ 0.83775
Redemption Price Per Share (in Canadian dollars per share)						$ 25.00	$ 25.00	$ 25.00
Carrying Value December 31 | $			244			$ 244	$ 244	$ 244	244
Series 11 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum						2.96%	2.96%	2.96%
Series 13
Preferred Shares [Line Items]
Number of Shares Outstanding (in shares) | shares						20,000,000	20,000,000	20,000,000
Current Yield								5.50%
Annual Dividend Rate per Share (in Canadian dollars per share)								$ 1.375
Redemption Price Per Share (in Canadian dollars per share)						$ 25.00	$ 25.00	$ 25.00
Carrying Value December 31 | $			493			$ 493	$ 493	$ 493	493
Series 13 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum						4.69%	4.69%	4.69%
Preferred stock, fixed percentage added To Bond Or Treasury Bill rate for calculating dividend yield, minimum						5.50%	5.50%	5.50%
Series 15
Preferred Shares [Line Items]
Number of Shares Outstanding (in shares) | shares						40,000,000	40,000,000	40,000,000
Current Yield								4.90%
Annual Dividend Rate per Share (in Canadian dollars per share)								$ 1.225
Redemption Price Per Share (in Canadian dollars per share)						$ 25.00	$ 25.00	$ 25.00
Carrying Value December 31 | $			$ 988			$ 988	$ 988	$ 988	$ 988
Series 15 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum						3.85%	3.85%	3.85%
Preferred stock, fixed percentage added To Bond Or Treasury Bill rate for calculating dividend yield, minimum						4.90%	4.90%	4.90%
Even numbered series of preferred shares
Preferred Shares [Line Items]
Period of Government of Canada bond or treasury bill considered for calculation of dividend yield per annum								90 days
Series 8 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum						2.38%	2.38%	2.38%
Series 10 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum						2.35%	2.35%	2.35%
Series 12 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum						2.96%	2.96%	2.96%
Series 14 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum						4.69%	4.69%	4.69%
Series 16 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum						3.85%	3.85%	3.85%
Odd numbered series of preferred shares
Preferred Shares [Line Items]
Period of time preferred stock or bond is considered for dividend yield calculation								5 years
Series 2 and Series 4 and Series 6
Preferred Shares [Line Items]
Redemption Price Per Share (in Canadian dollars per share)						$ 25.50	$ 25.50	$ 25.50